Note 22 - Financial Instruments Carried at Fair Value (Details) - Financial Instruments at Fair Value (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and cash equivalents	$ 404	$ 2,271	$ 1,043	$ 5,119
Cash and cash equivalents	404	2,271
Restricted cash	183	31
Restricted cash	183	31
Trade receivables, net	3,910	3,573
Trade receivables, net	3,910	3,573
Other receivables	3,520	3,224
Other receivables	3,520	3,224
Liabilities
Accounts payable, trade	23,876	21,451
Accounts payable, trade	23,876	21,451
Current and Non Current portion of debt	72,045	60,306
Current and Non Current portion of debt	36,888	22,150
Current and Non Current portion of Convertible Notes	97,121	101,651
Current and Non Current portion of Convertible Notes	97,121	101,651
Share settled debt		72,595
Share settled debt		72,595
Current and Non Current Capital lease obligations	38,010
Current and Non Current Capital lease obligations	38,010
Financial instruments carried at fair value	39,300	20,491
Financial instruments carried at fair value	$ 39,300	$ 20,491